Organization and Business (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Locations Kiosk	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2013
Proceeds from the exercise of stock options	$ 3,735,000	$ 12,655,000	$ 8,263,000
Goodwill	559,307,000	559,307,000
Kiosks	65,600
Locations	56,740
Other Segments [Member]
Kiosks	90
Locations	90
Redbox [Member]
Goodwill	138,743,000	138,743,000
Kiosks	42,280
Locations	34,740
Coinstar [Member]
Goodwill	156,351,000	156,351,000
Kiosks	21,340
Locations	20,250
ecoATM [Member]
Kiosks	1,890
Locations	1,660
ecoATM [Member]
Business Acquisition, Percentage of Voting Interests Acquired				77.00%
Payments to Acquire Businesses, Gross				262,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				23,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill				41,400,000
Goodwill				$ 264,200,000